Share-Based Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Payments [Line Items]
Granting of options shares (in Shares)	1,288,000
Maturity year	2 years 6 months
Vesting rule percentage	50.00%
Distributed shares percentage	50.00%
Vested equally percentage	25.00%
Vest term	2 years
Rest allocated percentage	25.00%
Reversal of provisions amount (in Dollars)	$ 167,840	$ 177,001	$ 2,214,795
Anghami Inc. [Member]
Share Based Payments [Line Items]
Distributed shares percentage	50.00%
Vest term	2 years
GESP [Member]
Share Based Payments [Line Items]
Maturity year	4 years 6 months
Vesting rule percentage	25.00%
Distributed shares percentage	25.00%
Vest term	3 years
Business Combination [Member] | Anghami Inc. [Member]
Share Based Payments [Line Items]
Vest term	4 years 6 months